INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Breakdown of income tax payable, net (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ARS ($)
Income tax disclosure
Income tax payables	$ 4,560		$ 3,401
Currency translation adjustments and others	(2,716)
TSMA
Income tax disclosure
Income tax payables		$ 347
Ncleo
Income tax disclosure
Income tax payables	2,517		2,748
NYSSA
Income tax disclosure
Income tax payables	470		322
Adesol
Income tax disclosure
Income tax payables	320		226
Opalker
Income tax disclosure
Income tax payables	28		22
TSMA
Income tax disclosure
Income tax payables	1,182
Telecom USA
Income tax disclosure
Income tax payables	33
InterRadios
Income tax disclosure
Income tax payables	$ 10
PEM
Income tax disclosure
Income tax payables			$ 83